Merchandise Inventory	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
MERCHANDISE INVENTORY

NOTE 4—MERCHANDISE INVENTORY

At June 30, 2020 and December 31, 2019, the inventory balances are composed of:

	June 30, 2020	December 31, 2019
Appliances	$1,917,128	$1,538,552
Furniture	148,368	184,755
Other	84,229	81,783
Total merchandise inventory	2,149,725	1,805,090

Allowance for inventory obsolescence	(425,000)	(425,000)
Merchandise inventory, net	$1,724,725	$1,380,090

Inventory and accounts receivable are pledged to secure a loan from Burnley and SBCC described and defined in the notes below.